                      STAG VARIABLE LIFE LAST SURVIVOR II
                             SEPARATE ACCOUNT VL II
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
        SUPPLEMENT DATED JANUARY 2, 2001 TO PROSPECTUS DATED MAY 1, 2000

Effective January 15, 2001 the following changes apply:

The following Sub-Accounts are added in alphabetical order to the cover page of the prospectus:

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT Class 2 of the Global Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT Class 2 of the Global Small Capitalization Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT Class 2 of the Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT Class 2 of the Growth-Income Fund of American Funds Insurance Series

- HARTFORD GLOBAL LEADERS SUB-ACCOUNT Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY SUB-ACCOUNT Class IA of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

Under the section entitled "Summary of Benefits and Risks", the paragraph entitled "Investment Choices" is deleted and replaced with the following:

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

The table of Annual Fund Operating Expenses is deleted and replaced with the following:

                                                                                                             TOTAL FUND
                                                                                                             OPERATING
                                                                                                              EXPENSES
                                                    MANAGEMENT FEES     12B-1 FEES     OTHER EXPENSES      (INCLUDING ANY
                                                    (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY    WAIVERS AND/OR ANY
                                                       WAIVERS)          WAIVERS)      REIMBURSEMENTS)    REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                        0.68%           0.25%             0.03%               0.96%
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund          0.79%           0.25%             0.03%               1.07%
---------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                               0.38%           0.25%             0.01%               0.64%
---------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                        0.34%           0.25%             0.01%               0.60%
---------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                               0.63%            N/A              0.02%               0.65%
---------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                   0.49%            N/A              0.03%               0.52%
---------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                   0.64%            N/A              0.02%               0.66%
---------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                    0.65%            N/A              0.03%               0.68%
---------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                         0.74%            N/A              0.12%               0.86%
---------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (1)                  0.85%            N/A              0.25%               1.10%
---------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                      0.78%            N/A              0.04%               0.82%
---------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                  0.40%            N/A              0.03%               0.43%
---------------------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                 0.76%            N/A              0.09%               0.85%
---------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund            0.69%            N/A              0.09%               0.78%
---------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                 0.76%            N/A              0.03%               0.79%
---------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                           0.45%            N/A              0.02%               0.47%
---------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                    0.45%            N/A              0.03%               0.48%
---------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                          0.75%            N/A              0.03%               0.78%
---------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                  0.46%            N/A              0.02%               0.48%
---------------------------------------------------------------------------------------------------------------------------

HV-2856
333-67373                                                                 1 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                             TOTAL FUND
                                                                                                             OPERATING
                                                                                                              EXPENSES
                                                    MANAGEMENT FEES     12B-1 FEES     OTHER EXPENSES      (INCLUDING ANY
                                                    (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY    WAIVERS AND/OR ANY
                                                       WAIVERS)          WAIVERS)      REIMBURSEMENTS)    REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                       0.80%            N/A              0.33%               1.13%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                        0.68%            N/A              0.10%               0.78%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                   0.65%            N/A              0.12%               0.77%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                             0.61%            N/A              0.12%               0.73%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                         0.46%            N/A              0.04%               0.50%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                           0.70%            N/A              0.13%               0.83%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                0.65%            N/A              0.07%               0.72%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                    0.60%            N/A              0.07%               0.67%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                      0.80%            N/A              0.22%               1.02%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund           0.80%            N/A              0.18%               0.98%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund           1.08%            N/A              0.33%               1.41%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                 0.63%            N/A              0.08%               0.71%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                              0.41%            N/A              0.08%               0.49%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                         0.54%            N/A              0.05%               0.59%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                 0.70%            N/A              0.10%               0.80%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)                 0.53%            N/A              0.37%               0.90%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston               0.65%            N/A              0.18%               0.83%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund               0.65%            N/A              0.06%               0.71%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                     0.65%            N/A              0.10%               0.75%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                   0.53%            N/A              0.04%               0.57%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio (3)              0.53%            N/A              0.09%               0.62%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity- Income Portfolio (3)                0.48%            N/A              0.08%               0.56%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (3)                      0.73%            N/A              0.14%               0.87%
---------------------------------------------------------------------------------------------------------------------------

(1) Hartford Global Technology HLS Fund is a new fund. Total Fund Operating Expenses are based on annualized estimates of such expenses to be incurred during the current fiscal year.
(2) Total Annual Fund Operating Expenses for Putnam VT OTC & Emerging Growth Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                               TOTAL FUND
                                                                                   OTHER       OPERATING
                                                              MANAGEMENT FEES     EXPENSES      EXPENSES
---------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                               0.70%           0.37%         1.07%
---------------------------------------------------------------------------------------------------------

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds of FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These reductions will continue through at least
    December 31, 2000 pursuant to an agreement between the adviser and the funds. Without these reductions, Total Fund Operating Expenses would have been:

                                                                                               TOTAL FUND
                                                                                   OTHER       OPERATING
                                                              MANAGEMENT FEES     EXPENSES      EXPENSES
---------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                            0.53%           0.10%         0.63%
---------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                               0.48%           0.09%         0.57%
---------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                    0.73%           0.18%         0.91%
---------------------------------------------------------------------------------------------------------

HV-2856                                                                   2 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The following is added in the section entitled "About Us" immediately following the Hartford Ratings table:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

Under the section entitled "The Funds", the following language is added in alphabetical order:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalization of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued through high-quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

The following text is added under the section entitled "The Funds":

The Funds may not be available in all states.

Under the section entitled "The Funds", under the sub-section entitled "Investment Advisers," the following paragraph is inserted as the first paragraph of the section:

American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Growth Companies, Inc.

Under the section entitled "Investment Advisers", the second paragraph is deleted and replaced with the following:

Each Hartford HLS Fund, except for Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Technology HLS Fund is a non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

The fourth paragraph under the sub-section entitled "Illustration of Death Benefits, Account Values and Cash Surrender Values" in the section entitled "Statement of Additional Information" is deleted and replaced with the following:

The amounts shown for the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative service fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

The six "Illustration of Death Benefits, Account Values and Cash Surrender Values" tables in the section entitled "Statement of Additional Information" are replaced with the attached six tables.

The attached Financial Statements are added to the section entitled "Statement of Additional Information."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.
HV-2856                                                                   3 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                                  CURRENT CHARGES*                   GUARANTEED CHARGES**
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  21,000         16,603       2,481    1,000,000      16,161       2,039    1,000,000
          2                  43,050         34,922      20,800    1,000,000      33,882      19,760    1,000,000
          3                  66,203         55,141      41,019    1,000,000      53,306      39,183    1,000,000
          4                  90,513         77,453      65,348    1,000,000      74,583      62,478    1,000,000
          5                 116,038        102,067      91,979    1,000,000      97,882      87,795    1,000,000
          6                 142,840        129,481     121,411    1,000,000     123,636     115,566    1,000,000
          7                 170,982        159,717     153,665    1,000,000     151,808     145,756    1,000,000
          8                 200,531        193,063     189,028    1,000,000     182,601     178,567    1,000,000
          9                 231,558        229,833     227,816    1,000,000     216,236     214,219    1,000,000
         10                 264,136        270,373     270,373    1,000,000     252,957     252,957    1,000,000
         11                 298,343        319,878     319,878    1,000,000     297,277     297,277    1,000,000
         12                 334,260        374,648     374,648    1,000,000     345,830     345,830    1,000,000
         13                 371,973        435,247     435,247    1,000,000     399,082     399,082    1,000,000
         14                 411,571        502,294     502,294    1,000,000     457,577     457,577    1,000,000
         15                 453,150        576,488     576,488    1,000,000     521,944     521,944    1,000,000
         16                 496,807        658,603     658,603    1,000,000     592,922     592,922    1,000,000
         17                 542,648        749,505     749,505    1,000,000     671,396     671,396    1,000,000
         18                 590,780        850,168     850,168    1,000,000     758,463     758,463    1,000,000
         19                 641,319        961,680     961,680    1,048,231     855,526     855,526    1,000,000
         20                 694,385      1,085,209   1,085,209    1,161,173     964,341     964,341    1,031,845

         25               1,002,269      1,937,437   1,937,437    2,034,309   1,704,730   1,704,730    1,789,966
         30               1,395,216      3,362,700   3,362,700    3,530,835   2,888,630   2,888,630    3,033,061
----------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2856                                                                   4 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                                  CURRENT CHARGES*                   GUARANTEED CHARGES**
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  21,000         15,606       1,484    1,000,000      15,188       1,066    1,000,000
          2                  43,050         31,896      17,774    1,000,000      30,934      16,812    1,000,000
          3                  66,203         48,904      34,782    1,000,000      47,242      33,120    1,000,000
          4                  90,513         66,657      54,552    1,000,000      64,110      52,006    1,000,000
          5                 116,038         85,180      75,093    1,000,000      81,537      71,450    1,000,000
          6                 142,840        104,757      96,687    1,000,000      99,758      91,688    1,000,000
          7                 170,982        125,174     119,121    1,000,000     118,517     112,465    1,000,000
          8                 200,531        146,457     142,422    1,000,000     137,779     133,745    1,000,000
          9                 231,558        168,634     166,617    1,000,000     157,497     155,480    1,000,000
         10                 264,136        191,731     191,731    1,000,000     177,612     177,612    1,000,000
         11                 298,343        220,244     220,244    1,000,000     202,039     202,039    1,000,000
         12                 334,260        250,064     250,064    1,000,000     226,974     226,974    1,000,000
         13                 371,973        281,248     281,248    1,000,000     252,377     252,377    1,000,000
         14                 411,571        313,845     313,845    1,000,000     278,204     278,204    1,000,000
         15                 453,150        347,919     347,919    1,000,000     304,387     304,387    1,000,000
         16                 496,807        383,528     383,528    1,000,000     330,829     330,829    1,000,000
         17                 542,648        420,730     420,730    1,000,000     357,393     357,393    1,000,000
         18                 590,780        459,590     459,590    1,000,000     383,897     383,897    1,000,000
         19                 641,319        500,175     500,175    1,000,000     410,139     410,139    1,000,000
         20                 694,385        542,556     542,556    1,000,000     435,920     435,920    1,000,000

         25               1,002,269        784,543     784,543    1,000,000     552,646     552,646    1,000,000
         30               1,395,216      1,090,266   1,090,266    1,144,780     629,497     629,497    1,000,000
----------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2856                                                                   5 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                                                  CURRENT CHARGES*                   GUARANTEED CHARGES**
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  21,000         14,612         490    1,000,000      14,218          96    1,000,000
          2                  43,050         28,993      14,870    1,000,000      28,106      13,984    1,000,000
          3                  66,203         43,151      29,029    1,000,000      41,650      27,528    1,000,000
          4                  90,513         57,083      44,978    1,000,000      54,828      42,723    1,000,000
          5                 116,038         70,786      60,698    1,000,000      67,616      57,529    1,000,000
          6                 142,840         84,503      76,433    1,000,000      80,221      72,151    1,000,000
          7                 170,982         97,980      91,927    1,000,000      92,359      86,307    1,000,000
          8                 200,531        111,210     107,175    1,000,000     103,971      99,936    1,000,000
          9                 231,558        124,184     122,167    1,000,000     114,985     112,968    1,000,000
         10                 264,136        136,889     136,889    1,000,000     125,317     125,317    1,000,000
         11                 298,343        153,509     153,509    1,000,000     138,645     138,645    1,000,000
         12                 334,260        169,878     169,878    1,000,000     151,090     151,090    1,000,000
         13                 371,973        185,989     185,989    1,000,000     162,561     162,561    1,000,000
         14                 411,571        201,826     201,826    1,000,000     172,956     172,956    1,000,000
         15                 453,150        217,383     217,383    1,000,000     182,133     182,133    1,000,000
         16                 496,807        232,643     232,643    1,000,000     189,902     189,902    1,000,000
         17                 542,648        247,581     247,581    1,000,000     196,003     196,003    1,000,000
         18                 590,780        262,174     262,174    1,000,000     200,092     200,092    1,000,000
         19                 641,319        276,386     276,386    1,000,000     201,751     201,751    1,000,000
         20                 694,385        290,176     290,176    1,000,000     200,517     200,517    1,000,000

         25               1,002,269        350,329     350,329    1,000,000     130,517     130,517    1,000,000
         30               1,395,216        378,686     378,686    1,000,000           0           0            0
----------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2856                                                                   6 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                                  CURRENT CHARGES*                   GUARANTEED CHARGES**
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  10,500          8,059         570    1,000,000       7,838         350    1,000,000
          2                  21,525         16,943       9,454    1,000,000      16,366       8,877    1,000,000
          3                  33,101         26,743      19,255    1,000,000      25,632      18,144    1,000,000
          4                  45,256         37,548      31,129    1,000,000      35,683      29,265    1,000,000
          5                  58,019         49,454      44,106    1,000,000      46,569      41,221    1,000,000
          6                  71,420         62,834      58,555    1,000,000      58,589      54,310    1,000,000
          7                  85,491         77,568      74,359    1,000,000      71,555      68,346    1,000,000
          8                 100,266         93,787      91,648    1,000,000      85,497      83,357    1,000,000
          9                 115,779        111,634     110,564    1,000,000     100,433      99,363    1,000,000
         10                 132,068        131,260     131,260    1,000,000     116,374     116,374    1,000,000
         11                 149,171        155,421     155,421    1,000,000     135,454     135,454    1,000,000
         12                 167,130        182,119     182,119    1,000,000     155,826     155,826    1,000,000
         13                 185,986        211,620     211,620    1,000,000     177,543     177,543    1,000,000
         14                 205,786        244,207     244,207    1,000,000     200,663     200,663    1,000,000
         15                 226,575        280,204     280,204    1,000,000     225,228     225,228    1,000,000
         16                 248,404        319,964     319,964    1,000,000     251,250     251,250    1,000,000
         17                 271,324        363,876     363,876    1,000,000     278,711     278,711    1,000,000
         18                 295,390        412,374     412,374    1,000,000     307,549     307,549    1,000,000
         19                 320,660        465,942     465,942    1,000,000     337,693     337,693    1,000,000
         20                 347,193        525,122     525,122    1,000,000     369,097     369,097    1,000,000

         25                 501,135        930,138     930,138    1,000,000     548,797     548,797    1,000,000
         30                 697,608      1,608,057   1,608,057    1,688,459     809,857     809,857    1,000,000
----------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2856                                                                   7 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                                  CURRENT CHARGES*                   GUARANTEED CHARGES**
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  10,500          7,568          79    1,000,000       7,359           0    1,000,000
          2                  21,525         15,459       7,971    1,000,000      14,923       7,435    1,000,000
          3                  33,101         23,694      16,205    1,000,000      22,678      15,190    1,000,000
          4                  45,256         32,280      25,861    1,000,000      30,604      24,185    1,000,000
          5                  58,019         41,225      35,876    1,000,000      38,675      33,326    1,000,000
          6                  71,420         50,794      46,515    1,000,000      47,100      42,821    1,000,000
          7                  85,491         60,752      57,543    1,000,000      55,596      52,387    1,000,000
          8                 100,266         71,103      68,964    1,000,000      64,094      61,954    1,000,000
          9                 115,779         81,853      80,783    1,000,000      72,503      71,433    1,000,000
         10                 132,068         92,998      92,998    1,000,000      80,716      80,716    1,000,000
         11                 149,171        106,953     106,953    1,000,000      90,614      90,614    1,000,000
         12                 167,130        121,516     121,516    1,000,000     100,182     100,182    1,000,000
         13                 185,986        136,708     136,708    1,000,000     109,285     109,285    1,000,000
         14                 205,786        152,537     152,537    1,000,000     117,773     117,773    1,000,000
         15                 226,575        169,021     169,021    1,000,000     125,439     125,439    1,000,000
         16                 248,404        186,171     186,171    1,000,000     132,014     132,014    1,000,000
         17                 271,324        203,986     203,986    1,000,000     137,134     137,134    1,000,000
         18                 295,390        222,470     222,470    1,000,000     140,319     140,319    1,000,000
         19                 320,660        241,615     241,615    1,000,000     140,981     140,981    1,000,000
         20                 347,193        261,404     261,404    1,000,000     138,439     138,439    1,000,000

         25                 501,135        368,534     368,534    1,000,000      45,342      45,342    1,000,000
         30                 697,608        477,340     477,340    1,000,000           0           0            0
----------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2856                                                                   8 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                                                  CURRENT CHARGES*                   GUARANTEED CHARGES**
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  10,500          7,078           0    1,000,000       6,881           0    1,000,000
          2                  21,525         14,036       6,548    1,000,000      13,540       6,051    1,000,000
          3                  33,101         20,882      13,394    1,000,000      19,957      12,469    1,000,000
          4                  45,256         27,610      21,192    1,000,000      26,107      19,688    1,000,000
          5                  58,019         34,215      28,866    1,000,000      31,961      26,612    1,000,000
          6                  71,420         40,937      36,658    1,000,000      37,718      33,439    1,000,000
          7                  85,491         47,521      44,312    1,000,000      43,088      39,879    1,000,000
          8                 100,266         53,957      51,817    1,000,000      48,001      45,861    1,000,000
          9                 115,779         60,231      59,162    1,000,000      52,373      51,303    1,000,000
         10                 132,068         66,328      66,328    1,000,000      56,103      56,103    1,000,000
         11                 149,171         74,504      74,504    1,000,000      60,981      60,981    1,000,000
         12                 167,130         82,526      82,526    1,000,000      64,982      64,982    1,000,000
         13                 185,986         90,385      90,385    1,000,000      67,987      67,987    1,000,000
         14                 205,786         98,061      98,061    1,000,000      69,859      69,859    1,000,000
         15                 226,575        105,541     105,541    1,000,000      70,414      70,414    1,000,000
         16                 248,404        112,803     112,803    1,000,000      69,402      69,402    1,000,000
         17                 271,324        119,813     119,813    1,000,000      66,489      66,489    1,000,000
         18                 295,390        126,537     126,537    1,000,000      61,226      61,226    1,000,000
         19                 320,660        132,928     132,928    1,000,000      53,069      53,069    1,000,000
         20                 347,193        138,925     138,925    1,000,000      41,396      41,396    1,000,000

         25                 501,135        159,509     159,509    1,000,000           0           0            0
         30                 697,608        141,324     141,324    1,000,000           0           0            0
----------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2856                                                                   9 of 9

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Financial Statements
--------------------------------------------------------------------------------

 INDEX FOR HARTFORD AND FIDELITY
  SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-2
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................   SA-4
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-6

 INDEX FOR PUTNAM SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-8
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................  SA-12
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................  SA-15

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets and Liabilities (unaudited)
--------------------------------------------------------------------------------

 September 30, 2000                 Bond        Stock        Money        Advisers     Capital      Mortgage   Index
                                    Fund        Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                             Sub-Account               Sub-Account  Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 7,514,382
  Cost $7,915,494
  ........................................................................................................................
    Market Value                    $7,990,373  $        --  $        --  $        --  $        --  $       -- $        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 5,294,047
  Cost $34,679,305
  ........................................................................................................................
    Market Value                            --   32,906,774           --           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 31,594,607
  Cost $31,594,607
  ........................................................................................................................
    Market Value                            --           --   31,594,607           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 7,949,249
  Cost $22,674,211
  ........................................................................................................................
    Market Value                            --           --           --   21,567,481           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 3,745,296
  Cost $21,015,095
  ........................................................................................................................
    Market Value                            --           --           --           --   23,650,071          --          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 1,003,299
  Cost $1,081,666
  ........................................................................................................................
    Market Value                            --           --           --           --           --   1,101,616          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 9,625,511
  Cost $35,192,153
  ........................................................................................................................
    Market Value                            --           --           --           --           --          --  39,243,361
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 3,894,076
  Cost $5,970,516
  ........................................................................................................................
    Market Value                            --           --           --           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                     20,520       76,469      206,964       76,630      222,713       3,040     630,903
  ........................................................................................................................
 Receivable from fund shares sold           --           --           --           --           --          --          --
  ........................................................................................................................
 Total Assets                        8,010,893   32,983,243   31,801,571   21,644,111   23,872,784   1,104,656  39,874,264
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                         --           --           --           --           --          --          --
  ........................................................................................................................
 Payable for fund shares purchased      20,553       76,402      203,021       76,596      222,869       3,043     631,594
  ........................................................................................................................
 TOTAL LIABILITIES                      20,553       76,402      203,021       76,596      222,869        3043     631,594
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $7,990,340  $32,906,841  $31,598,550  $21,567,515  $23,649,915  $1,101,613 $39,242,670
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         5,107,956    8,994,897   22,110,371    8,000,325    5,821,905     708,325  11,141,646
  ........................................................................................................................
 Unit Values                        $ 1.564293  $  3.658390  $  1.429128  $  2.695830  $  4.062230  $ 1.555236 $  3.522161
 -------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 International
                                    Opportunities
                                    Fund
                                    Sub-Account
 -----------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 7,514,382
  Cost $7,915,494
  ................................
    Market Value                    $       --
 ---------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 5,294,047
  Cost $34,679,305
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 31,594,607
  Cost $31,594,607
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 7,949,249
  Cost $22,674,211
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 3,745,296
  Cost $21,015,095
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 1,003,299
  Cost $1,081,666
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 9,625,511
  Cost $35,192,153
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 3,894,076
  Cost $5,970,516
  ................................
    Market Value                     5,674,413
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                    724,351
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        6,398,764
  ................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                         --
  ................................
 Payable for fund shares purchased     724,458
  ................................
 TOTAL LIABILITIES                     724,458
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $5,674,306
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         2,717,349
  ................................
 Unit Values                        $ 2.088177
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000             Dividend     Growth      International   Small       MidCap      Fidelity VIP   Fidelity
                                and Growth   and Income  Advisers        Company     Fund        Equity-Income  VIP
                                Fund         Fund        Fund            Fund        Sub-Account Portfolio      Overseas
                                Sub-Account  Sub-Account Sub-Account     Sub-Account             Sub-Account    Portfolio
                                                                                                                Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH
 HLS FUND, INC. -- CLASS IA
  Shares 5,186,170
  Cost $10,813,960
  ........................................................................................................................
    Market Value                $10,649,318  $       --    $       --    $       --  $       --    $       --   $       --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME
 HLS FUND, INC. -- CLASS IA
  Shares 2,961,844
  Cost $4,038,772
  ........................................................................................................................
    Market Value                         --   4,261,042            --            --          --            --           --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC. --
 CLASS IA
  Shares 386,985
  Cost $487,391
  ........................................................................................................................
    Market Value                         --          --       475,840            --          --            --           --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 1,808,038
  Cost $3,552,000
  ........................................................................................................................
    Market Value                         --          --            --     3,447,890          --            --           --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 2,823,096
  Cost $6,033,426
  ........................................................................................................................
    Market Value                         --          --            --            --   7,411,236            --           --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 244,344
  Cost $5,878,670
  ........................................................................................................................
    Market Value                         --          --            --            --          --     5,996,190           --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS
 PORTFOLIO
  Shares 190,098
  Cost $4,183,903
  ........................................................................................................................
    Market Value                         --          --            --            --          --            --    4,136,542
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 165,358
  Cost $2,832,037
  ........................................................................................................................
    Market Value                         --          --            --            --          --            --           --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life &
  Annuity Insurance Company           4,242      43,308         2,372        93,067     252,603            --           14
  ........................................................................................................................
 Receivable from fund shares
  sold                                   --          --            --            --          --         1,188           --
  ........................................................................................................................
 Total Assets                    10,653,560   4,304,350       478,212     3,540,957   7,663,839     5,997,378    4,136,556
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company              --          --            --            --          --         1,326           --
  ........................................................................................................................
 Payable for fund shares
  purchased                           4,263      43,328         2,375        93,078     252,610            --           --
  ........................................................................................................................
 TOTAL LIABILITIES                    4,263      43,328         2,375        93,078     252,610         1,326           --
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)          $10,649,297  $4,261,022    $  475,837    $3,447,879  $7,411,229    $5,996,052   $4,136,556
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants      4,132,024   2,994,553       402,202     1,967,006   3,321,369     2,760,780    2,153,983
  ........................................................................................................................
 Unit Values                    $  2.577259  $ 1.422924    $ 1.183079    $ 1.752856  $ 2.231378    $ 2.171869   $ 1.920422
 -------------------------------------------------------------------------------------------------------------------------

 September 30, 2000             Fidelity
                                VIP II
                                Asset
                                Manager
                                Portfolio
                                Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH
 HLS FUND, INC. -- CLASS IA
  Shares 5,186,170
  Cost $10,813,960
  ............................
    Market Value                $       --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME
 HLS FUND, INC. -- CLASS IA
  Shares 2,961,844
  Cost $4,038,772
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC. --
 CLASS IA
  Shares 386,985
  Cost $487,391
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 1,808,038
  Cost $3,552,000
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 2,823,096
  Cost $6,033,426
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 244,344
  Cost $5,878,670
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS
 PORTFOLIO
  Shares 190,098
  Cost $4,183,903
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 165,358
  Cost $2,832,037
  ............................
    Market Value                 2,751,550
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life &
  Annuity Insurance Company             --
  ............................
 Receivable from fund shares
  sold                                  --
  ............................
 Total Assets                    2,751,550
  ............................
 LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company              3
  ............................
 Payable for fund shares
  purchased                             --
  ............................
 TOTAL LIABILITIES                       3
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)          $2,751,547
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants     1,415,440
  ............................
 Unit Values                    $ 1.943951
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Bond         Stock        Money        Advisers     Capital       Mortgage     Index
 September 30, 2000                 Fund         Fund         Market       Fund         Appreciation  Securities   Fund
                                    Sub-Account  Sub-Account  Fund         Sub-Account  Fund          Fund         Sub-Account
                                                              Sub-Account               Sub-Account   Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 38,669    $    7,409   $1,250,566   $   40,704    $    7,511     $ 6,896     $   3,610
  ............................................................................................................................
  Capital gains income                     --     3,059,824         (739)   1,620,074     2,481,806          --       338,727
  ............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions              26,463       (14,799)          --      (29,127)     (104,658)        178        (3,364)
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 484,317    (3,803,357)          --   (1,562,856)      340,063      52,654      (841,310)
  ............................................................................................................................
  Net gain (loss) on investments      510,780    (3,818,156)          --   (1,591,983)      235,405      52,832      (844,674)
 -----------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $549,449    $ (750,923)  $1,249,827   $   68,795    $2,724,722     $59,728     $(502,337)
 -----------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $    29,701
  ................................
  Capital gains income                  475,725
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions               128,103
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (1,055,552)
  ................................
  Net gain (loss) on investments       (927,449)
 ---------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  (422,023)
 ----------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth       International  Small        MidCap       Fidelity VIP   Fidelity
 September 30, 2000                 and Growth   and Income   Advisers       Company      Fund         Equity-Income  VIP
                                    Fund         Fund         Fund           Fund         Sub-Account  Portfolio      Overseas
                                    Sub-Account  Sub-Account  Sub-Account    Sub-Account               Sub-Account    Portfolio
                                                                                                                      Sub-Account
 --------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $   7,056     $   172      $  4,149      $      --   $       --      $ 62,505     $  37,000
  ...............................................................................................................................
  Capital gains income                 774,909      35,805        22,479        317,699      206,296       235,484       233,002
  ...............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...............................................................................................................................
  Net realized (loss) gain on
    security transactions              (25,891)     (1,883)        3,557        (60,034)       4,408         8,573        46,578
  ...............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (260,045)     20,238       (47,020)      (441,236)     996,812        11,852      (530,125)
  ...............................................................................................................................
  Net gain (loss) on investments      (285,936)     18,355       (43,463)      (501,270)   1,001,220        20,425      (483,547)
 --------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $ 496,029     $54,332      $(16,835)     $(183,571)  $1,207,516      $318,414     $(213,545)
 --------------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $  59,726
  ................................
  Capital gains income                140,711
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions              (7,282)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (180,578)
  ................................
  Net gain (loss) on investments     (187,860)
 ----------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  12,577
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Bond        Stock        Money        Advisers     Capital      Mortgage   Index
 September 30, 2000                 Fund        Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                             Sub-Account               Sub-Account  Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   38,669  $     7,409  $ 1,250,566  $    40,704  $     7,511  $    6,896 $     3,610
  ........................................................................................................................
  Capital gains income                      --    3,059,824         (739)   1,620,074    2,481,806          --     338,727
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions               26,463      (14,799)          --      (29,127)    (104,658)        178      (3,364)
  ........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  484,317   (3,803,357)          --   (1,562,856)     340,063      52,654    (841,310)
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         549,449     (750,923)   1,249,827       68,795    2,724,722      59,728    (502,337)
  ........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,419,321    5,005,928   89,228,782    3,284,964    3,394,462     124,742   4,918,736
  ........................................................................................................................
  Net transfers                        389,234   11,310,878  (89,798,781)   5,805,901    8,055,227     329,715   9,526,065
  ........................................................................................................................
  Surrenders for benefit payments
    and fees                          (166,647)    (724,352)    (220,909)    (594,986)    (418,028)     (6,205)    (722,957)
  ........................................................................................................................
  Net loan withdrawals                    (498)     (48,818)    (246,159)     (12,269)     (13,190)         --     (11,162)
  ........................................................................................................................
  Cost of insurance                   (308,805)  (1,629,859)  (3,778,178)  (1,175,470)  (1,018,489)    (29,601)  (1,315,478)
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,332,605   13,913,777   (4,815,245)   7,308,140    9,999,982     418,651  12,395,204
  ........................................................................................................................
  Total increase (decrease) in net
    assets                           1,882,054   13,162,854   (3,565,418)   7,376,935   12,724,704     478,379  11,892,867
  ........................................................................................................................
 NET ASSETS:
  Beginning of period                6,108,286   19,743,987   35,163,968   14,190,580   10,925,211     623,234  27,349,803
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $7,990,340  $32,906,841  $31,598,550  $21,567,515  $23,649,915  $1,101,613 $39,242,670
 -------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 -------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   29,701
  ................................
  Capital gains income                 475,725
  ................................
  Net realized gain (loss) on
    security transactions              128,103
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period               (1,055,552)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                        (422,023)
  ................................
 UNIT TRANSACTIONS:
  Purchases                            701,331
  ................................
  Net transfers                      2,643,195
  ................................
  Surrenders for benefit payments
    and fees                           (93,986)
  ................................
  Net loan withdrawals                 (18,397)
  ................................
  Cost of insurance                   (187,945)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     3,044,198
  ................................
  Total increase (decrease) in net
    assets                           2,622,175
  ................................
 NET ASSETS:
  Beginning of period                3,052,131
 -------------------------------------------------------------------------
  END OF PERIOD                     $5,674,306
 -------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth       International   Small       MidCap      Fidelity VIP  Fidelity
 September 30, 2000                 and Growth   and Income   Advisers        Company     Fund        Equity-Income VIP
                                    Fund         Fund         Fund            Fund        Sub-Account Portfolio     Overseas
                                    Sub-Account  Sub-Account  Sub-Account     Sub-Account             Sub-Account   Portfolio
                                                                                                                    Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $     7,056  $      172      $  4,149     $       --  $       --   $   62,505   $   37,000
  ............................................................................................................................
  Capital gains income                  774,909      35,805        22,479        317,699     206,296      235,484      233,002
  ............................................................................................................................
  Net realized (loss) gain on
    security transactions               (25,891)     (1,883)        3,557        (60,034)      4,408        8,573       46,578
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (260,045)     20,238       (47,020)      (441,236)    996,812       11,852     (530,125)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          496,029      54,332       (16,835)      (183,571)  1,207,516      318,414     (213,545)
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           1,683,743     443,409        72,525        521,781     632,345    1,147,605      350,805
  ............................................................................................................................
  Net transfers                       2,577,823   1,884,807       184,552      2,015,679   3,771,845    1,394,607    2,207,599
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (191,278)    (44,688)       (9,615)       (17,036)    (73,941)    (116,176)     (60,874)
  ............................................................................................................................
  Net loan withdrawals                   (9,476)    (11,044)           --         (8,799)     (9,099)     (22,320)         (39)
  ............................................................................................................................
  Cost of insurance                    (362,741)   (211,119)      (17,135)      (173,961)   (285,913)    (268,584)    (136,408)
  ............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      3,698,071   2,061,365       230,327      2,337,664   4,035,237    2,135,132    2,361,083
  ............................................................................................................................
  Total increase in net assets        4,194,100   2,115,697       213,492      2,154,093   5,242,753    2,453,546    2,147,538
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                 6,455,197   2,145,325       262,345      1,293,786   2,168,476    3,542,506    1,989,018
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $10,649,297  $4,261,022      $475,837     $3,447,879  $7,411,229   $5,996,052   $4,136,556
 -----------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   59,726
  ................................
  Capital gains income                 140,711
  ................................
  Net realized (loss) gain on
    security transactions               (7,282)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (180,578)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                          12,577
  ................................
 UNIT TRANSACTIONS:
  Purchases                            257,110
  ................................
  Net transfers                      1,045,311
  ................................
  Surrenders for benefit payments
    and fees                          (292,178)
  ................................
  Net loan withdrawals                      --
  ................................
  Cost of insurance                    (82,276)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       927,967
  ................................
  Total increase in net assets         940,544
  ................................
 NET ASSETS:
  Beginning of period                1,811,003
 -------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,751,547
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets & Liabilities (unaudited)
--------------------------------------------------------------------------------

 September 30, 2000                 Asia         Diversified  The George  Global       Global     Growth       Health
                                    Pacific      Income       Putnam      Asset        Growth     and Income   Sciences
                                    Growth       Sub-Account  Fund        Allocation   Sub-Account Sub-Account Sub-Account
                                    Sub-Account               of Boston   Sub-Account
                                                              Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 53,737
  Cost $676,738
  ........................................................................................................................
    Market Value:                    $603,461     $      --    $     --   $       --   $       -- $        --  $       --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 72,469
  Cost $724,439
  ........................................................................................................................
    Market Value:                          --       668,164          --           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 54,369
  Cost $550,851
  ........................................................................................................................
    Market Value:                          --            --     567,073           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 80,109
  Cost $1,424,352
  ........................................................................................................................
    Market Value:                          --            --          --    1,377,082           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 391,945
  Cost $8,586,251
  ........................................................................................................................
    Market Value:                          --            --          --           --    8,548,311          --          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 672,947
  Cost $17,627,510
  ........................................................................................................................
    Market Value:                          --            --          --           --           --  16,689,093          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 170,361
  Cost $2,079,288
  ........................................................................................................................
    Market Value:                          --            --          --           --           --          --   2,509,424
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   -         3,432           2           15       40,817       7,574      (1,065)
  ........................................................................................................................
 Receivable from fund shares sold     132,954            --          --           --           --          --          --
  ........................................................................................................................
 Total Assets                         736,415       671,596     567,075    1,377,097    8,589,128  16,696,667   2,510,489
  ........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                             133,025            --          --           --           --          --           -
  ........................................................................................................................
 Payable for fund shares purchased          -         3,432          --            -       41,194       7,374       1,454
  ........................................................................................................................
 TOTAL LIABILITIES                    133,025         3,432          --           --       41,194       7,374       1,454
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $603,390     $ 668,164    $567,075   $1,377,097   $8,547,934 $16,689,293  $2,509,035
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 High Yield   Income       International   International   International   Investors
                                    Sub-Account  Sub-Account  Growth          Growth and      New             Sub-Account
                                                              Sub-Account     Income          Opportunities
                                                                              Sub-Account     Sub-Account
 ------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 511,936
  Cost $5,583,696
  .......................................................................................................................
    Market Value:                   $4,904,343   $       --     $       --      $       --      $       --    $       --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 231,713
  Cost $2,966,496
  .......................................................................................................................
    Market Value:                           --    2,836,164             --              --              --            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 220,398
  Cost $4,213,319
  .......................................................................................................................
    Market Value:                           --           --      3,980,394              --              --            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 145,826
  Cost $1,953,064
  .......................................................................................................................
    Market Value:                           --           --             --       1,859,287              --            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 194,967
  Cost $3,628,350
  .......................................................................................................................
    Market Value:                           --           --             --              --       3,285,202            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 301,733
  Cost $4,198,515
  .......................................................................................................................
    Market Value:                           --           --             --              --              --     4,384,188
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 1,865,766
  Cost $1,865,766
  .......................................................................................................................
    Market Value:                           --           --             --              --              --            --
 ------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  407            5         55,704              --           1,535         1,279
  .......................................................................................................................
 Receivable from fund shares sold           --           --             --              --              --            --
  .......................................................................................................................
 Total Assets                        4,904,750    2,836,169      4,036,098       1,859,287       3,286,737     4,385,467
  .......................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           --             --              11              --            --
  .......................................................................................................................
 Payable for fund shares purchased         387           --         55,212              --           1,625         1,255
  .......................................................................................................................
 TOTAL LIABILITIES                         387           --         55,212              11           1,625         1,255
 ------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $4,904,363   $2,836,169     $3,980,886      $1,859,276      $3,285,112    $4,384,212
 ------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 Money
                                    Market
                                    Sub-Account

 --------------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 511,936
  Cost $5,583,696
  ................................
    Market Value:                    $       --
 ------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 231,713
  Cost $2,966,496
  ................................
    Market Value:                            --
 --------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 220,398
  Cost $4,213,319
  ................................
    Market Value:                            --
 ----------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 145,826
  Cost $1,953,064
  ................................
    Market Value:                            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 194,967
  Cost $3,628,350
  ................................
    Market Value:                            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 301,733
  Cost $4,198,515
  ................................
    Market Value:                            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 1,865,766
  Cost $1,865,766
  ................................
    Market Value:                     1,865,766
 ------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --
  ................................
 Receivable from fund shares sold         8,683
  ................................
 Total Assets                         1,874,449
  ................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                 8,401
  ................................
 Payable for fund shares purchased           --
  ................................
 TOTAL LIABILITIES                        8,401
 ------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $1,866,048
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 New             New Value   OTC &       Utilities   Vista        Voyager
                                    Opportunities   Sub-Account Emerging    Growth      Sub-Account  Sub-Account
                                    Sub-Account                 Growth      and Income
                                                                Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 248,033
  Cost $8,610,079
  ..............................................................................................................
    Market Value:                    $10,409,949    $       --  $       --  $       --  $       --   $        --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 153,610
  Cost $1,823,205
  ..............................................................................................................
    Market Value:                             --     1,894,009          --          --          --            --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 121,450
  Cost $2,395,820
  ..............................................................................................................
    Market Value:                             --            --   2,252,891          --          --            --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 122,181
  Cost $2,034,678
  ..............................................................................................................
    Market Value:                             --            --          --   2,161,388          --            --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 139,778
  Cost $3,056,914
  ..............................................................................................................
    Market Value:                             --            --          --          --   3,465,099            --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 364,702
  Cost $19,441,087
  ..............................................................................................................
    Market Value:                             --            --          --          --          --    20,864,578
 ---------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                     --           136         655       4,226      12,573        37,843
  ..............................................................................................................
 Receivable from fund shares sold        191,561            --          --          --          --            --
  ..............................................................................................................
 Total Assets                         10,601,510     1,894,145   2,253,546   2,165,614   3,477,672    20,902,421
  ..............................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                191,149            --          --          --          --            --
  ..............................................................................................................
 Payable for fund shares purchased            --            --          --       4,290      12,177        34,539
  ..............................................................................................................
 TOTAL LIABILITIES                       191,149            --          --       4,290      12,177        34,539
 ---------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $10,410,361    $1,894,145  $2,253,546  $2,161,324  $3,465,495   $20,867,882
 ---------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                            Units         Unit        Contract
                                               Owned by      Price       Liability
                                               Participants
 ------------------------------------------------------------------------------------
 Variable life contracts:
  Asia Pacific Growth Fund                         40,400    $14.935338  $   603,390
  ...................................................................................
  Diversified Income Fund                          50,953     13.113302      668,164
  ...................................................................................
  George Putnam Fund of Boston                     51,363     11.040569      567,075
  ...................................................................................
  Global Asset Allocation Fund                     60,359     22.815002    1,377,097
  ...................................................................................
  Global Growth Fund                              259,185     32.980056    8,547,934
  ...................................................................................
  Growth and Income Fund                          620,729     26.886600   16,689,293
  ...................................................................................
  Health Sciences Fund                            165,596     15.151502    2,509,035
  ...................................................................................
  High Yield Fund                                 304,351     16.114172    4,904,363
  ...................................................................................
  Income Fund                                     187,848     15.098227    2,836,169
  ...................................................................................
  International Growth Fund                       275,242     14.463235    3,980,886
  ...................................................................................
  International Growth and Income Fund            156,999     11.842557    1,859,276
  ...................................................................................
  International New Opportunities Fund            219,783     14.947040    3,285,112
  ...................................................................................
  Investors Fund                                  314,281     13.949961    4,384,212
  ...................................................................................
  Money Market Fund                             1,315,863      1.418117    1,866,048
  ...................................................................................
  New Opportunities Fund                          260,454     39.970028   10,410,361
  ...................................................................................
  New Value Fund                                  159,245     11.894540    1,894,145
  ...................................................................................
  OTC & Emerging Growth Fund                      112,430     20.043914    2,253,546
  ...................................................................................
  Utilities Growth and Income Fund                 87,628     24.664702    2,161,324
  ...................................................................................
  Vista Fund                                      176,299     19.656868    3,465,495
  ...................................................................................
  Voyager Fund                                    466,936     44.691134   20,867,882
  ...................................................................................
 GRAND TOTAL:                                                            $95,130,807
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified The George  Global      Global      Growth       Health
 September 30, 2000                 Pacific      Income      Putnam      Asset       Growth      and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account  Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $  27,228    $ 42,580    $    --     $ 12,034   $    52,321 $  219,766    $     --
  ......................................................................................................................
  Capital gains income                      --          --         --       62,848     1,303,909  1,034,713          --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions                  994       1,202        (15)          54       (35,632)    (26,064)   (10,267)
  ......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (299,791)    (37,982)    23,766      (93,212)   (2,738,089)   (542,870)   401,443
  ......................................................................................................................
  Net (loss) gain on investments      (298,797)    (36,780)    23,751      (93,158)   (2,773,721)   (568,934)   391,176
 -----------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $(271,569)   $  5,800    $23,751     $(18,276)  $(1,417,491) $  685,545   $391,176
 -----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield    Income      International   International   International   Investors
 September 30, 2000                 Sub-Account   Sub-Account Growth          Growth and      New             Sub-Account
                                                              Sub-Account     Income          Opportunities
                                                                              Sub-Account     Sub-Account
 ------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 466,428     $183,713     $  40,512       $  32,920       $     471      $      --
  .......................................................................................................................
  Capital gains income                      --           --       175,715          72,162          44,254             --
 ------------------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .......................................................................................................................
  Net realized (loss) gain on
    security transactions               (7,217)     (11,048)       14,964          25,712         231,244         (9,911)
  .......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (571,009)     (42,201)     (503,625)       (133,232)       (534,588)      (129,450)
  .......................................................................................................................
  Net (loss) gain on investments      (578,226)     (53,249)     (488,661)       (107,520)       (303,344)      (139,361)
 ------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $(111,798)    $130,464     $(272,434)      $  (2,438)      $(258,619)     $(139,361)
 ------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Money
 September 30, 2000                 Market
                                    Sub-Account

 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $   98,605
  ................................
  Capital gains income                       --
 ----------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions                    --
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                        --
  ................................
  Net (loss) gain on investments             --
 ------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $   98,605
 --------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New            New          OTC &       Utilities  Vista       Voyager
 September 30, 2000                 Opportunities  Value        Emerging    Growth     Sub-Account Sub-Account
                                    Sub-Account    Sub-Account  Growth      and
                                                                Sub-Account Income
                                                                            Sub-Account
 -------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $      --     $ 13,729    $      --   $ 44,777    $     --   $     4,464
  ............................................................................................................
  Capital gains income                  585,307       48,619       12,177     79,045      15,030     1,894,262
 -------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ............................................................................................................
  Net realized (loss) gain on
    security transactions              (101,488)      (5,820)     (15,039)   (16,860)    (20,259)        1,416
  ............................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (298,837)      87,169     (352,082)   119,606     265,990    (2,334,093)
  ............................................................................................................
  Net (loss) gain on investments       (400,325)      81,349     (367,121)   102,746     245,731    (2,332,677)
 -------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                        $ 184,982     $143,697    $(354,944)  $226,568    $260,761   $  (433,951)
 -------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified   The George   Global Asset  Global       Growth       Health
 September 30, 2000                 Pacific      Income        Putnam Fund  Allocation    Growth       and Income   Sciences
                                    Growth       Sub-Account   of Boston    Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                    Sub-Account                Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $ 27,228     $  42,580     $     --     $   12,034    $   52,321  $   219,766  $       --
  .............................................................................................................................
  Capital gains income                     --            --           --         62,848     1,303,909    1,034,713          --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions                 994         1,202          (15)            54       (35,632)     (26,064)    (10,267)
  .............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (299,791)      (37,982)      23,766        (93,212)   (2,738,089)    (542,870)    401,443
  .............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                       (271,569)        5,800       23,751        (18,276)   (1,417,491)     685,545     391,176
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            82,533        51,287       89,619        181,242     1,867,759    2,689,788     263,170
  .............................................................................................................................
  Net transfers                        63,445       153,866      235,062        647,733     1,028,982    4,697,316   1,409,194
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                           (9,343)      (89,908)     (10,095)       (14,905)     (457,308)    (306,181)    (64,926)
  .............................................................................................................................
  Net loan activity                        --            --           --             --       (18,965)      (5,793)        (18)
  .............................................................................................................................
  Cost of insurance                   (29,558)      (31,555)     (29,554)       (45,757)     (293,928)    (745,281)    (98,454)
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      107,077        83,690      285,032        768,313     2,126,540    6,329,849   1,508,966
  .............................................................................................................................
  Total (decrease) increase in net
    assets                           (164,492)       89,490      308,783        750,037       709,049    7,015,394   1,900,142
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                 767,882       578,674      258,292        627,060     7,838,885    9,673,899     608,893
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $603,390     $ 668,164     $567,075     $1,377,097    $8,547,934  $16,689,293  $2,509,035
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield   Income        International   International    International Investors
 September 30, 2000                 Sub-Account  Sub-Account   Growth          Growth and       New           Sub-Account
                                                               Sub-Account     Income           Opportunities
                                                                               Sub-Account      Sub-Account
 ------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  466,428    $  183,713     $   40,512      $   32,920      $      471   $       --
  .......................................................................................................................
  Capital gains income                      --            --        175,715          72,162          44,254           --
  .......................................................................................................................
  Net realized (loss) gain on
    security transactions               (7,217)      (11,048)        14,964          25,712         231,244       (9,911)
  .......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (571,009)      (42,201)      (503,625)       (133,232)       (534,588)    (129,450)
  .......................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                        (111,798)      130,464       (272,434)         (2,438)       (258,619)    (139,361)
  .......................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            660,989       424,515        543,168         162,724         160,642      747,207
  .......................................................................................................................
  Net transfers                        904,849       116,012      2,974,374       1,347,458       2,943,281    2,137,151
  .......................................................................................................................
  Surrenders for benefit payments
    and fees                          (103,086)     (111,646)         2,433         (17,264)        (20,699)     (71,350)
  .......................................................................................................................
  Net loan activity                     (3,862)       (8,019)        (4,947)             --             (36)          --
  .......................................................................................................................
  Cost of insurance                   (172,670)      (89,743)      (236,632)        (87,140)       (105,607)    (220,426)
  .......................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     1,286,220       331,119      3,278,396       1,405,778       2,977,581    2,592,582
  .......................................................................................................................
  Total increase in net assets       1,174,422       461,583      3,005,962       1,403,340       2,718,962    2,453,221
  .......................................................................................................................
 NET ASSETS:
  Beginning of period                3,729,941     2,374,586        974,924         455,936         566,150    1,930,991
 ------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $4,904,363    $2,836,169     $3,980,886      $1,859,276      $3,285,112   $4,384,212
 ------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Money
 September 30, 2000                 Market
                                    Sub-Account

 ----------------------------------------------------------
 OPERATIONS:
  Net investment income             $   98,605
  ................................
  Capital gains income                      --
  ................................
  Net realized (loss) gain on
    security transactions                   --
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                       --
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                          98,605
  ................................
 UNIT TRANSACTIONS:
  Purchases                            117,227
  ................................
  Net transfers                        401,082
  ................................
  Surrenders for benefit payments
    and fees                           (42,984)
  ................................
  Net loan activity                         --
  ................................
  Cost of insurance                    (86,251)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       389,074
  ................................
  Total increase in net assets         487,679
  ................................
 NET ASSETS:
  Beginning of period                1,378,369
 ----------------------------------------------------------------------
  END OF PERIOD                     $1,866,048
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New             New           OTC &         Utilities  Vista        Voyager
 September 30, 2000                 Opportunities   Value         Emerging      Growth     Sub-Account  Sub-Account
                                    Sub-Account     Sub-Account   Growth        and Income
                                                                  Sub-Account   Sub-Account
 ------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $        --     $   13,729    $       --   $   44,777 $       --   $     4,464
  .................................................................................................................
  Capital gains income                   585,307         48,619        12,177       79,045     15,030     1,894,262
  .................................................................................................................
  Net realized (loss) gain on
    security transactions               (101,488)        (5,820)      (15,039)     (16,860)    (20,259)       1,416
  .................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   (298,837)        87,169      (352,082)     119,606    265,990    (2,334,093)
  .................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                           184,982        143,697      (354,944)     226,568    260,761      (433,951)
  .................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            1,355,586        250,944       264,746      508,388    173,596     2,783,437
  .................................................................................................................
  Net transfers                        4,031,551        877,026     1,990,616      285,523  2,442,307     8,104,533
  .................................................................................................................
  Surrenders for benefit payments
    and fees                            (399,833)       (18,080)      (80,381)     (24,901)    (83,445)    (610,462)
  .................................................................................................................
  Net loan activity                      (35,150)            (8)       (6,794)         (71)     (8,887)     (47,515)
  .................................................................................................................
  Cost of insurance                     (503,463)       (84,963)     (118,140)     (70,565)    (80,000)    (886,786)
  .................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                       4,448,691      1,024,919     2,050,047      698,374  2,443,571     9,343,207
  .................................................................................................................
  Total increase in net assets         4,633,673      1,168,616     1,695,103      924,942  2,704,332     8,909,256
  .................................................................................................................
 NET ASSETS:
  Beginning of period                  5,776,688        725,529       558,443    1,236,382    761,163    11,958,626
 ------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $10,410,361     $1,894,145    $2,253,546   $2,161,324 $3,465,495   $20,867,882
 ------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                      SEPTEMBER 30,    DECEMBER 31,
 -----------------------------------------------------------------------------------
                                                           2000            1999
 -----------------------------------------------------------------------------------
                                                       (UNAUDITED)
 ASSETS
   Bonds                                                $ 1,226,915     $ 1,465,815
   Common stocks                                             38,701          42,430
   Mortgage loans                                            34,380          63,784
   Policy loans                                              75,857          59,429
   Cash and short-term investments                          213,302         267,579
 -----------------------------------------------------------------------------------
   Other invested assets                                     18,836           2,892
 -----------------------------------------------------------------------------------
   Total cash and invested assets                         1,607,991       1,901,929
   Investment income due and accrued                         20,344          21,069
   Other assets                                              41,486          39,576
   Separate account assets                               47,812,204      44,865,042
 -----------------------------------------------------------------------------------
                                       TOTAL ASSETS     $49,482,025     $46,827,616
 -----------------------------------------------------------------------------------
 LIABILITIES
   Aggregate reserves for future benefits               $   615,263     $   591,621
   Policy and contract claim liabilities                     11,835           7,677
   Liability for premium and other deposit funds          1,583,921       1,969,262
   Asset valuation reserve                                    3,647           4,935
   Payable to affiliates                                     22,829          14,084
   Accrued expense allowances and other amounts due
    from separate account                                (1,392,483)     (1,377,927)
   Remittances and items not allocated                      135,641         111,582
   Other liabilities                                        152,799         118,464
   Separate account liabilities                          47,812,204      44,865,042
 -----------------------------------------------------------------------------------
                                  TOTAL LIABILITIES      48,945,656      46,304,740
 -----------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common stock                                               2,500           2,500
   Gross paid-in and contributed surplus                    226,043         226,043
   Unassigned funds                                         307,826         294,333
 -----------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS         536,369         522,876
 -----------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS     $49,482,025     $46,827,616
 -----------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 REVENUES
   Premiums and annuity considerations                $  564,487   $  407,330
   Annuity and other fund deposits                     3,213,811    2,745,707
   Net investment income                                  82,766       92,321
   Commissions and expense allowances on
    reinsurance ceded                                     96,524      243,448
   Reserve adjustment on reinsurance ceded             1,022,716      702,323
   Fee income                                            618,388      455,917
   Other revenues                                          3,847        7,887
 ----------------------------------------------------------------------------
                                     TOTAL REVENUES    5,602,539    4,654,933
 ----------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and annuity benefits                             42,004       34,403
   Disability and other benefits                           4,228        4,583
   Surrenders and other fund withdrawals               2,654,640      858,280
   Commissions                                           363,369      353,077
   Increase (Decrease) in aggregate reserves for
    future benefits                                       23,431         (650)
   (Decrease) Increase in liability for premium and
    other deposit funds                                 (384,393)       2,232
   General insurance expenses                            182,679      115,771
   Net transfers to separate accounts                  2,597,386    3,231,911
   Other expenses                                         22,881       16,734
 ----------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    5,506,225    4,616,341
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS
   Before federal income tax expense                      96,314       38,592
   Federal income tax expense                             71,591       13,144
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS                                 24,723       25,448
   Net realized capital losses, after tax                   (514)     (36,258)
 ----------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   24,209   $  (10,810)
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 COMMON STOCK
   Beginning and end of year                           $  2,500     $  2,500
 ----------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS
   Beginning and end of year                           $226,043     $226,043
 ----------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, beginning of year                          $294,333     $247,969
   Net income (loss)                                     24,209      (10,810)
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets           (3,702)       1,489
   Change in asset valuation reserve                      1,288       18,079
   Change in non-admitted assets                         (3,126)       2,773
   Credit on reinsurance ceded                           (5,176)      (2,716)
 ----------------------------------------------------------------------------
   Balance, end of year                                $307,826     $256,784
 ----------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   End of year                                         $536,369     $485,327
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 OPERATING ACTIVITIES
   Premiums and annuity considerations                $3,776,739   $3,152,996
   Investment income                                      83,130       93,174
   Fee income                                            618,388      455,917
   Other income                                        1,114,139      949,553
 ----------------------------------------------------------------------------
     Total income                                      5,592,396    4,651,640
 ----------------------------------------------------------------------------
   Benefits paid                                       2,697,533      896,755
   Federal income taxes (recoveries) payments             (3,299)      24,000
   Net transfers to separate accounts                  2,597,386    3,231,911
   Other expenses                                        585,737      552,191
 ----------------------------------------------------------------------------
     Total benefits and expenses                       5,877,357    4,704,857
 ----------------------------------------------------------------------------
              NET CASH USED BY OPERATING ACTIVITIES     (284,961)     (53,217)
 ----------------------------------------------------------------------------
 INVESTING ACTIVITIES
   PROCEEDS FROM INVESTMENTS SOLD
   Bonds                                                 508,750      634,564
   Common stocks                                             614          754
   Mortgage loans                                         33,312       30,292
   Other                                                      --        1,351
 ----------------------------------------------------------------------------
                            NET INVESTMENT PROCEEDS      542,676      666,961
 ----------------------------------------------------------------------------

   COST OF INVESTMENTS ACQUIRED
   Bonds                                                 274,569      727,958
   Common stocks                                             468          166
   Mortgage loans                                          3,681       56,013
   Other                                                  32,356       39,099
 ----------------------------------------------------------------------------
                         TOTAL INVESTMENTS ACQUIRED      311,074      823,236
 ----------------------------------------------------------------------------
          NET CASH PROVIDED BY (USED FOR) INVESTING
                                         ACTIVITIES      231,602     (156,275)
 ----------------------------------------------------------------------------
 FINANCING AND MISCELLANEOUS ACTIVITIES
 Net other cash used                                        (918)     (24,952)
 ----------------------------------------------------------------------------
      NET CASH USED FOR FINANCING AND MISCELLANEOUS
                                         ACTIVITIES         (918)     (24,952)
 ----------------------------------------------------------------------------
 Net change in cash and short-term investments           (54,277)    (234,444)
 Cash and short-term investments, beginning of
  period                                                 267,579      469,955
 ----------------------------------------------------------------------------
     CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD   $  213,302   $  235,511
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(DOLLAR AMOUNTS IN MILLIONS UNLESS OTHERWISE STATED)

(Unaudited)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION:

The accompanying unaudited financial statements of Hartford Life and Annuity Insurance Company (the Company) have been prepared in conformity with statutory accounting practices prescribed by the National Association of Insurance Commissioners and the Connecticut Department of Insurance. Certain information and note disclosures which are normally included in financial statements prepared in accordance with statutory accounting practices have been condensed or omitted, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with statutory accounting practices. For a description of significant accounting policies, see Note 1 of Notes to Financial Statements in Hartford Life and Annuity Insurance Company's 1999 statutory basis financial statements.

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

2. INVESTMENTS:

In October 1998, the Company became aware of allegations of improper activities at Commercial Financial Services Inc. (CFS), a securitizer and servicer of asset backed securities. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code and, in June 1999, CFS ceased operations. In August 1999, the Company sold all of its CFS holdings recognizing a $36, after tax, realized capital loss.